RELATED PARTY TRANSACTIONS AND BALANCES - Transactions with related parties (Details) - Horgos Zhijiantiancheng - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Transactions with related parties	$ 3,875	$ 153,077
Receipts of media deposits	$ 242,009